Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
Long-Term Loans, Net Of Current Maturities
NOTE 5 – LONG-TERM LOANS, NET OF CURRENT MATURITIES:

Long- term loans classified by currency of repayment are as follows (the Company had no long-term loans on December 31, 2011):

	Interest rate as of December 31, 2010	December 31
	%	2010
		U.S. $ in thousands
Bank loan -
In EURO	Fixed at 2%	124
Other:
Loan from shareholders of a subsidiary	LIBOR*+ 0.75%	143
		267
Less - current maturities		267
		-

*   The $ LIBOR rate as of December 31, 2010 – 0.303%.